CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Attributable to owners of the Company Issued Capital (Note 19) [Member] CNY (¥)	Attributable to owners of the Company Issued Capital (Note 19) [Member] USD [Member] USD ($)	Attributable to owners of the Company Other Capital Reserves [Member] CNY (¥)	Attributable to owners of the Company Other Capital Reserves [Member] USD [Member] USD ($)	Attributable to owners of the Company Reserves [Member] CNY (¥)	Attributable to owners of the Company Reserves [Member] USD [Member] USD ($)	Attributable to owners of the Company Accumulated losses [Member] CNY (¥)	Attributable to owners of the Company Accumulated losses [Member] USD [Member] USD ($)	Attributable to owners of the Company Other Comprehensive Income [Member] CNY (¥)	Attributable to owners of the Company Other Comprehensive Income [Member] USD [Member] USD ($)	Attributable to owners of the Company Total [Member] CNY (¥)	Attributable to owners of the Company Total [Member] USD [Member] USD ($)	Non-controlling interests [Member] CNY (¥)	Non-controlling interests [Member] USD [Member] USD ($)	CNY (¥)	USD [Member] USD ($)
Beginning Balance at Dec. 31, 2014	¥ 312,081		¥ 636,960		¥ 58,797		¥ (980,085)		¥ (4,513)		¥ 23,240				¥ 23,240
Loss for the year							(41,449)				(41,449)				(41,449)
Change in fair value of available-for-sale investments, net of tax									631		631				631
Reclassification adjustments for gains on disposal included in the consolidated statement of profit or loss									(631)		(631)				(631)
Total other comprehensive income for the year, net of tax									410		410				410
Total comprehensive income							(41,449)		410		(41,039)				(41,039)
Appropriation and utilization of safety fund and production maintenance fund, net					5,436		(5,436)
Ending Balance at Dec. 31, 2015	312,081		636,960		64,233		(1,026,970)		(4,103)		(17,799)				(17,799)
Loss for the year							(23,036)				(23,036)				(23,036)
Total other comprehensive income for the year, net of tax									(834)		(834)				(834)
Total comprehensive income							(23,036)		(834)		(23,870)				(23,870)
Adjustment in relation to acquisition of Double Grow					(694)						(694)				(694)
Deemed contribution from a related party (Note 5 and Note 19(b))			55,558								55,558				55,558
Appropriation and utilization of safety fund, net					(359)		359
Ending Balance at Dec. 31, 2016	312,081		692,518		63,180		(1,049,647)		(4,937)		13,195				13,195
Loss for the year							(29,996)				(29,996)				(29,996)
Total other comprehensive income for the year, net of tax									1,296		1,296				1,296	$ 199
Total comprehensive income							(29,996)		1,296		(28,700)				(28,700)	(4,410)
Disposal of the discontinued operations					(63,180)		63,180
Ending Balance at Dec. 31, 2017	¥ 312,081	$ 47,963	¥ 692,518	$ 106,432			¥ (1,016,463)	$ (156,219)	¥ (3,641)	$ (560)	¥ (15,505)	$ (2,384)			¥ (15,505)	$ (2,384)